EQUITY - Changes in other comprehensive income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in other comprehensive income
Balance	R$ 30,737	R$ 29,225
Translation gains	39,008	1,859
Losses from future contracts	(4,147)	(336)
Gains (Losses) on financial assets at fair value through other comprehensive income	290	(11)
Balance	65,888	30,737
Financial assets at fair value through other comprehensive income
Changes in other comprehensive income
Balance	(9,081)	(9,070)
Gains (Losses) on financial assets at fair value through other comprehensive income	290	(11)
Balance	(8,791)	(9,081)
Derivative transactions
Changes in other comprehensive income
Balance		336
Losses from future contracts	(4,147)	(336)
Balance	(4,147)
Currency translation effects - foreign investments
Changes in other comprehensive income
Balance	39,818	37,959
Translation gains	39,008	1,859
Balance	R$ 78,826	R$ 39,818